Convertible Bridge Loans, Net - (Details Narrative)				12 Months Ended
	Jan. 02, 2020 USD ($) shares	Dec. 10, 2019 shares	Dec. 02, 2019	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)
Warrant description				The First Warrant provides the Lenders with 25% warrant coverage, with the warrant exercise price to be equal to the offering price in the Company's proposed public offering, or, in the event the Principal Amount are converted into ordinary shares, the warrant exercise price will be equal to the applicable closing bid price of the Company's shares at the time of the conversion of the Principal Amount. The term of the First Warrant is three years from the date of the determination of the exercise price. The First Warrant may be exercised by cash payment or through cashless exercise by the surrender of warrant shares having a value equal to the exercise price of the portion of the warrants being exercised. Each warrant may be exercised by cash payment or through cashless exercise by the surrender of warrant shares having a value equal to the exercise price of the portion of the warrants being exercised. The First Warrant permits the lenders to receive a variable number of shares of common stock upon exercise and therefore was accounted for as non-current financial derivative. See also Note 8. The Second Warrant provides the Lenders an additional 25% warrant coverage, under the same terms as the aforesaid warrant, except the exercise price which is equal to 150% of the closing bid price of the Company's shares on the day prior to the closing of the bridge loan transaction. The Second Warrant permits the lenders to receive fixed number of shares of common stock upon exercise and therefore was classified as additional paid-in capital versus discount on the Notes.
Fair value of warrants				$ 499,874	$ (925,910)	$ 1,101,229
Stock issued during the period converted				$ 335,521
Stock issued during the period converted, shares | shares				1,811,864
Proceeds from issuance of warrants				$ 1,374,470	$ 27,000
Warrants oustanding | shares				2,477,500	4,730,906
Convertible bridge loan, non current				$ 3,427,207
Other current liabilities				799,625	211,435
Beneficial conversion feature				79,849
Third Party [Member]
Convertible bridge loan, non current				354,889
Other current liabilities				192,484
Subsequent Event [Member]
Convertible bridge loan	$ 900,000
Stock issued during the period converted	$ 553,973
Stock issued during the period converted, shares | shares	36,668,926
Notes [Member]
Proceeds from debt				938,151
First Warrant [Member]
Fair value of warrants				517,213
Additional paid-in-capital				$ 60,365
Warrants oustanding | shares				20,896,789
Second Warrant [Member]
Proceeds from debt				$ 326,024
Ordinary Shares [Member]
Stock issued during the period converted				$ 5,177
Stock issued during the period converted, shares | shares				1,811,864
Ordinary Shares [Member] | Third Party [Member]
Additional paid-in-capital				$ 24,500
Warrant [Member] | Third Party [Member]
Additional paid-in-capital				137,905
Loan Agreement [Member]
Convertible bridge loan				$ 1,442,250	$ 27,000
Debt instrument principal rate				90.00%
Debt instrument discount				10.00%
Debt instrument, face amount				$ 163,250
Debt instrument, interest rate				10.00%
Debt instrument, maturity term				6 months
Debt instrument, description				The Company will be required to pay 10% penalty upon repayment of the Principal Amount prior to the Maturity Date. Upon the Maturity Date of the loans, the Company will be required to repay the Principal Amount of the Loan and unpaid Interest for cash. From the initial recognition and until the Maturity Date, the loans are presented as current liability. Subject to the Company's discrete decision not to repay the Principal Amount and unpaid Interest for cash, the Principal Amount and the unpaid Interest shall become convertible into the Company's Ordinary Shares following the Maturity Date and thereafter at a conversion price equal to 70% of the average closing bid price of the Company's Ordinary Shares in the 5-days prior to the conversion date. In the event the Company's defaults under the Agreements, the conversion price shall be reduced to 60% of the average closing bid price of the Company's Ordinary Shares in the 15-days prior to the conversion date. Following the Maturity Date, the convertible loans are reclassified to non-current liability.
Warrant description		(1) waiver of the conversion feature of the applicable Principal Amount and accrued Interest prior to the Amended Maturity Date, but the lender has at any time after the effectiveness of the Company's Registration Statement on Form F-1 that is being filed pursuant to the Company's proposed public offering and Uplisting (including immediately prior to an Event of Default) the option to convert the applicable Principal Amount and accrued Interest into the units that are being registered pursuant to the Company's proposed public offering and Uplisting (the "Units"), at a conversion price equal to 70% of the price of the Units in such public offering, subject to the availability of Units registered pursuant to the Company's registration statement for such public offering and (2) issuance of 350,000 newly issued restricted ordinary shares, par value NIS 0.01 each and issuance of 1,666,667 stock warrants to purchase the same number of ordinary shares, at an exercise price equal to $0.15 per stock warrant at any time commencing six months after the issuance date and up to three years thereafter.	On December 2, 2019, the Company entered into convertible note extension agreement and lock-up agreement with one of the lenders whereby it was determined to extend the original Maturity Date of applicable Note until February 14, 2020 (the "Amended Maturity Date") in exchange for (1) waiver of the conversion feature of the applicable Note and accrued Interest prior to the Amended Maturity Date, unless such conversion is either (1) at the Fixed Conversion Price as defined in the amendment or (2) upon an Event of Default in which case the Maturity Date shall be accelerated and the Note shall be convertible at the Alternate Conversion Price as defined in the amendment (2) the Interest shall be amended to be at a rate of 24% and (3) issuance of 500,000 stock warrants to purchase the same number of ordinary shares, at an exercise price equal to $0.15 per stock warrant at any time after the issuance date and up to five years thereafter.
Proceeds from issuance of warrants				$ 158,400
Additional discount of the convertible bridge loans				$ 101,142
Debt instrument, conversion price rate		0.70
Stock issued during restricted stock | shares		350,000
Warrants oustanding | shares		1,666,667